Equity - Share Capital Reserve (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Value of Shareholding [Abstract]
Beginning balance	$ (15,945)	$ 41,742
Issue of convertible bonds		63,849
Transaction costs arising on convertible bonds issue		(1,465)
Ending balance	$ 11,612	$ (15,945)	$ 41,742
Share capital reserve
Number of shares issued [abstract]
Beginning balance (in shares)	0	0	0
Treasury shares acquired (in shares)	1,693	525	3,877
Issue of convertible bonds (in shares)	0	0	0
Transaction costs arising on convertible bonds issue (in shares)	0	0	0
Shares allocated to employees (in shares)	(1,693)	(525)	(3,877)
Ending balance (in shares)	0	0	0
Value of Shareholding [Abstract]
Beginning balance	$ 15,945	$ (41,742)	$ (18,231)
Treasury share acquired	(27,557)	(4,697)	(23,511)
Issue of convertible bonds	0	63,849	0
Transaction costs arising on convertible bonds issue	0	(1,465)	0
Shares allocated to employees	0	0	0
Ending balance	$ (11,612)	$ 15,945	$ (41,742)